Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment [Abstract]
Schedule of Activity Related to Stock Options	During the years ended December 31, 2025, and 2024, the activity related to stock options under the Plan was as follows:
	2025		2024
	Number of Stock Options	Weighted average exercise price	Number of Stock Options	Weighted average exercise price

Balance as of January 1	31,636,487	0.45	27,775,946	$0.46
Granted	100,000	0.06	13,826,046	0.09
Forfeited	(12,395,523)	0.68	(7,065,822)	0.44
Exercised	(19,340,964)	0.10	(2,899,683)	0.05
Balance as of December 31	-	-	31,636,487	$0.45
Stock options exercisable at the end of year	-	-	11,551,492	$0.59

Schedule of Fair Value of the Options Granted Under the Plan Using the Black- Scholes Option Pricing Model	The table below summarizes the assumptions that were used to estimate the fair value of the above options granted under the Plan using the Black- Scholes option pricing model:
	2025	2024

Expected term (years)	10	10
Expected volatility	160%	87.40% -101.50%
Exercise price	$0.00-0.12	$0.07-0.30
Risk-free interest rate	4.5%	3.142% -3.609%
Dividend yield	-	-